Non-Controlling Interests - Narrative (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 15, 2026	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 30, 2026	Feb. 06, 2026
Noncontrolling Interest [Line Items]
Tax distributions to non-controlling interest holders			$ 1,440,000	$ 13,269,000
Opco LLC
Noncontrolling Interest [Line Items]
Capital ownership interests purchased (in shares)					10,783,205	19,074,391
Indirectly owned economic interests		80.19%			80.19%
Tax distributions to non-controlling interest holders	$ 7,400,000	$ 0